Lease liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease liabilities

14. Lease liabilities

	December 31,
	2022	2021
	$	$
Balance – Beginning of period	161	184
Additions	38	15
Interest paid as charged to net loss as other finance costs	(4)	(7)
Payment against lease liabilities	(134)	(127)
Modification of lease liability	114	103
Impact of foreign exchange rate changes	4	(7)
Balances – End of the year	179	161
Current lease liabilities	114	130
Non-current lease liabilities	65	31

The Company and its landlord mutually agreed to a one-year plus 6 months’ notice extension to its existing building lease agreement for its German subsidiary, continuing such terms until March 31, 2024, resulting in a modification being recorded to the lease liability in the amount of $98 (2021 - $103).

Future lease payments as of December 31, 2022 are as follows:

$
Less than 1 year	114
1 – 3 years	65
Total	179

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)